John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 97.0%		$749,839,401
(Cost $545,633,553)
Communication services 1.0%		8,144,345
Media 1.0%
WideOpenWest, Inc. (A)	437,868	8,144,345
Consumer discretionary 7.2%		55,459,679
Auto components 1.7%
Gentherm, Inc. (A)	46,449	3,922,618
Visteon Corp. (A)	88,075	9,328,904
Hotels, restaurants and leisure 1.2%
Aramark	89,402	2,986,027
Wyndham Hotels & Resorts, Inc.	74,564	5,926,347
Household durables 1.3%
Tri Pointe Homes, Inc. (A)	400,186	9,992,644
Multiline retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc. (A)	62,446	3,864,783
Specialty retail 1.0%
Monro, Inc.	133,918	7,502,086
Textiles, apparel and luxury goods 1.5%
Kontoor Brands, Inc.	221,370	11,936,270
Consumer staples 5.6%		43,154,922
Beverages 0.8%
C&C Group PLC (A)	2,101,245	6,323,126
Food products 2.5%
Cranswick PLC	175,831	8,320,871
Hostess Brands, Inc. (A)	514,530	8,741,865
Post Holdings, Inc. (A)	19,445	1,878,387
Household products 2.3%
Spectrum Brands Holdings, Inc.	178,728	17,890,673
Energy 1.3%		10,231,327
Oil, gas and consumable fuels 1.3%
Chesapeake Energy Corp.	23,664	1,408,955
Dorian LPG, Ltd.	586,370	7,218,215
Scorpio Tankers, Inc.	115,324	1,604,157
Financials 24.7%		190,746,565
Banks 15.7%
1st Source Corp.	136,273	6,302,626
Atlantic Union Bankshares Corp.	271,777	8,835,470
Banc of California, Inc.	683,020	13,380,362
Cadence Bank	278,494	8,137,595
Eastern Bankshares, Inc.	347,731	6,999,825
First Busey Corp.	289,249	7,433,699
First Citizens BancShares, Inc., Class A	1,904	1,530,778
First Midwest Bancorp, Inc.	546,768	10,787,733
Flushing Financial Corp.	363,490	8,585,634
Great Western Bancorp, Inc.	349,991	11,742,198
Hancock Whitney Corp.	246,389	11,772,466
International Bancshares Corp.	270,809	11,376,686
Synovus Financial Corp.	277,873	12,584,868
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	37,972	$2,046,311
Capital markets 0.6%
SLR Investment Corp.	230,192	4,385,158
Insurance 6.7%
Alleghany Corp. (A)	5,413	3,501,561
Argo Group International Holdings, Ltd.	100,993	5,481,900
Assured Guaranty, Ltd.	157,800	7,727,466
Kemper Corp.	187,345	10,363,925
ProAssurance Corp.	310,728	7,146,744
Reinsurance Group of America, Inc.	16,747	1,589,458
SiriusPoint, Ltd. (A)	769,258	5,923,287
White Mountains Insurance Group, Ltd.	9,730	9,758,217
Thrifts and mortgage finance 1.7%
NMI Holdings, Inc., Class A (A)	336,284	6,591,166
Northwest Bancshares, Inc.	509,144	6,761,432
Health care 7.2%		55,555,532
Health care equipment and supplies 2.5%
Haemonetics Corp. (A)	154,197	7,902,596
Lantheus Holdings, Inc. (A)	348,629	9,336,285
Natus Medical, Inc. (A)	98,413	2,224,134
Health care providers and services 3.1%
Apria, Inc. (A)	154,588	4,348,560
MEDNAX, Inc. (A)	321,339	7,892,086
Owens & Minor, Inc.	286,244	11,449,760
Health care technology 1.4%
Allscripts Healthcare Solutions, Inc. (A)	649,548	10,801,983
Life sciences tools and services 0.2%
Syneos Health, Inc. (A)	16,469	1,600,128
Industrials 19.6%		151,502,613
Aerospace and defense 1.0%
Hexcel Corp. (A)	148,246	7,616,879
Building products 2.8%
American Woodmark Corp. (A)	123,092	7,587,391
Tyman PLC	2,688,712	13,707,490
Commercial services and supplies 4.0%
ACCO Brands Corp.	1,040,061	8,590,904
BrightView Holdings, Inc. (A)	461,820	6,280,752
Clean Harbors, Inc. (A)	21,444	2,175,279
SP Plus Corp. (A)	234,845	6,366,648
UniFirst Corp.	37,438	7,174,993
Construction and engineering 0.9%
Primoris Services Corp.	305,371	6,846,418
Electrical equipment 0.9%
Thermon Group Holdings, Inc. (A)	411,576	7,103,802
Machinery 2.2%
Albany International Corp., Class A	67,754	5,483,331
Luxfer Holdings PLC	512,433	9,725,978
Mueller Industries, Inc.	34,474	1,907,446
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Professional services 5.9%
CBIZ, Inc. (A)	297,332	$10,712,872
Forrester Research, Inc. (A)	56,477	3,187,562
Huron Consulting Group, Inc. (A)	240,831	11,003,568
ICF International, Inc.	106,418	10,294,877
Science Applications International Corp.	126,848	10,641,279
Trading companies and distributors 1.9%
Air Lease Corp.	144,273	5,856,041
GATX Corp.	93,798	9,239,103
Information technology 8.1%		62,822,544
Electronic equipment, instruments and components 2.9%
Belden, Inc.	191,595	11,815,664
CTS Corp.	303,095	10,559,830
IT services 1.9%
ExlService Holdings, Inc. (A)	46,965	6,099,345
WNS Holdings, Ltd., ADR (A)	101,227	8,510,154
Software 3.3%
ACI Worldwide, Inc. (A)	221,416	6,452,062
CDK Global, Inc.	290,422	11,221,906
Progress Software Corp.	168,495	8,163,583
Materials 8.5%		65,549,719
Chemicals 4.4%
Axalta Coating Systems, Ltd. (A)	62,211	1,886,238
Element Solutions, Inc.	661,701	15,133,102
HB Fuller Company	99,259	7,261,788
Orion Engineered Carbons SA (A)	541,437	9,502,219
Containers and packaging 2.6%
Sealed Air Corp.	60,133	3,735,462
TriMas Corp.	499,314	16,537,280
Paper and forest products 1.5%
Neenah, Inc.	247,228	11,493,630
Real estate 9.8%		75,464,829
Equity real estate investment trusts 9.8%
Alexander & Baldwin, Inc.	462,844	10,196,453
Brandywine Realty Trust	721,773	9,274,783
Centerspace	68,506	7,000,628
Corporate Office Properties Trust	201,324	5,165,974
Lexington Realty Trust	486,771	7,325,904
Physicians Realty Trust	548,492	9,779,612
Piedmont Office Realty Trust, Inc., Class A	541,465	9,410,662
PotlatchDeltic Corp.	120,239	6,509,739
RPT Realty	849,141	10,801,074
Utilities 4.0%		31,207,326
Electric utilities 1.6%
Portland General Electric Company	264,740	12,884,896
Gas utilities 2.4%
New Jersey Resources Corp.	205,124	7,544,461
Spire, Inc.	130,949	7,837,298
UGI Corp.	71,289	2,940,671

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 2.8%		$21,900,000
(Cost $21,900,000)
Repurchase agreement 2.8%		21,900,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-21 at 0.050% to be repurchased at $21,900,030 on 12-1-21, collateralized by $22,071,400 U.S. Treasury Notes, 1.625% due 5-15-31 (valued at $22,338,096)	21,900,000	21,900,000

Total investments (Cost $567,533,553) 99.8%	$771,739,401
Other assets and liabilities, net 0.2%	1,446,299
Total net assets 100.0%	$773,185,700

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$8,144,345	$8,144,345	—	—
Consumer discretionary	55,459,679	55,459,679	—	—
Consumer staples	43,154,922	28,510,925	$14,643,997	—
Energy	10,231,327	10,231,327	—	—
Financials	190,746,565	190,746,565	—	—
Health care	55,555,532	55,555,532	—	—
Industrials	151,502,613	137,795,123	13,707,490	—
Information technology	62,822,544	62,822,544	—	—
Materials	65,549,719	65,549,719	—	—
Real estate	75,464,829	75,464,829	—	—
Utilities	31,207,326	31,207,326	—	—
Short-term investments	21,900,000	—	21,900,000	—
Total investments in securities	$771,739,401	$721,487,914	$50,251,487	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$2,665,280	$(2,665,253)	$(27)	—	$59	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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